SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Net Loss	$ (1,047,165)	$ (466,130)	$ (1,185,846)	$ (2,305,073)
Series A Preferred Stock Dividends	2,500	2,500	10,000	10,000
Net Loss Available to Common Stockholders and Assumed Conversions	$ (1,049,665)	$ (468,630)	$ (1,195,846)	$ (2,315,073)
Weighted Average Shares - Basic	7,341,138	5,044,230	5,324,402	4,753,151
Shares Issuable Upon Conversion of 8% Senior Secured Convertible Promissory Notes
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Debt Securities
Weighted-Average Shares - Diluted	7,341,138	5,044,230	5,324,402	4,753,151
Basic	$ (0.14)	$ (0.09)	$ (0.22)	$ (0.49)
Diluted	$ (0.14)	$ (0.09)	$ (0.22)	$ (0.49)
Series A Convertible Preferred Stock [Member]
Shares Issuable Upon Conversion of Preferred Stock
Series B Convertible Preferred Stock [Member]
Shares Issuable Upon Conversion of Preferred Stock